ACCOUNTS PAYABLE AND OTHER - Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	$ 754	$ 220
Additions through business combinations	599	581
Additional provisions recognized	384	73
Reduction arising from payments/derecognition	(456)	(152)
Accretion expenses	16	9
Change in discount rate	156	(1)
Change in other estimates	43	43
Transfers to held for sale	(10)
Dispositions	(19)
Net foreign currency exchange differences	4	(19)
Other provision - balance at end of year	1,471	754
Decommissioning Liability
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	311	93
Additions through business combinations	52	193
Additional provisions recognized	9	0
Reduction arising from payments/derecognition	(6)	(5)
Accretion expenses	16	8
Change in discount rate	154	(1)
Change in other estimates	44	31
Transfers to held for sale	0
Dispositions	(19)
Net foreign currency exchange differences	6	(8)
Other provision - balance at end of year	567	311
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	87	45
Additions through business combinations	119	23
Additional provisions recognized	175	13
Reduction arising from payments/derecognition	(126)	(12)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	(5)	21
Transfers to held for sale	0
Dispositions	0
Net foreign currency exchange differences	0	(3)
Other provision - balance at end of year	250	87
Other
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	356	82
Additions through business combinations	428	365
Additional provisions recognized	200	60
Reduction arising from payments/derecognition	(324)	(135)
Accretion expenses	0	1
Change in discount rate	2	0
Change in other estimates	4	(9)
Transfers to held for sale	(10)
Dispositions	0
Net foreign currency exchange differences	(2)	(8)
Other provision - balance at end of year	$ 654	$ 356